Financial risk management - Changes in liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in liabilities arising from financing activities [abstract]
Beginning of period	$ 514,587
Reclassification of business held for sale	86,959
Changes from financing cash flows	(103,868)
Effect of changes in foreign exchange rates	26,541
Changes in fair value	31,614
Other changes	15,504
End of period	571,337	$ 514,587
Proceeds from stock option exercises	180
Other amounts paid due to financing activities	(9,709)
Cash flows from (used in) financing activities	(113,397)	49,917	$ (87,593)
Bank borrowings.
Changes in liabilities arising from financing activities [abstract]
Beginning of period	421,291
Changes from financing cash flows	(426,641)
Effect of changes in foreign exchange rates	1,916
Other changes	4,437
End of period	1,003	421,291
Obligations under finance leases.
Changes in liabilities arising from financing activities [abstract]
Beginning of period	5,237
Reclassification of business held for sale	81,383
Changes from financing cash flows	(14,610)
Effect of changes in foreign exchange rates	10,623
End of period	82,633	5,237
Debt instruments
Changes in liabilities arising from financing activities [abstract]
Changes from financing cash flows	337,383
Other changes	12,887
End of period	350,270
Financial loans from government agencies
Changes in liabilities arising from financing activities [abstract]
Beginning of period	87,360
Effect of changes in foreign exchange rates	12,031
End of period	99,391	87,360
Derivative financial instruments
Changes in liabilities arising from financing activities [abstract]
Beginning of period	699
Reclassification of business held for sale	5,576
Effect of changes in foreign exchange rates	1,971
Changes in fair value	31,614
Other changes	(1,820)
End of period	$ 38,040	$ 699